CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - Class A Ordinary Shares [Member] - shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
IPO [Member]
Shares issued		25,300,000
Private Placement [Member]
Shares issued		1,764,706
Follow on Offering [Member]
Shares issued	4,000,000